Stock-Based Compensation (Tables) - Enjoy Technology [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary Of The Status Of The Stock Options
A summary of the status of the stock options as of September 30, 2021, and changes during the nine months then ended is presented below (in thousands except share and per share amounts):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Balance at December 31, 2020	22,874,390	0.62	7.71	$51,134
Options granted	10,231,800	3.10
Options exercised	(3,496,669)	0.51
Options cancelled	(2,150,860)	1.39

Balance at September 30, 2021	27,458,661	1.50	7.92	$53,458

Options exercisable as of September 30, 2021	12,775,564	0.68	6.78	$35,397

Vested and expected to vest— September 30, 2021	27,383,661	1.50	7.91	$53,458

A summary of the status of the stock options as of December 31, 2020 and 2019, and changes during the years then ended are presented below (in thousands except share and per share amounts):

	Number of Shares	Weighted Average Exercise Price	Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Balance at January 1, 2019	17,467,312	$0.31	8.29	$2,177
Options granted	10,331,400	0.89
Options exercised	(2,276,594)	0.21
Options cancelled	(3,893,878)	0.41

Balance at December 31, 2019	21,628,240	0.58	8.49	$6,783
Options granted	4,229,800	0.89
Options exercised	(802,253)	0.41
Options cancelled	(2,181,097)	0.74

Balance at December 31, 2020	22,874,690	0.62	7.71	$51,134

Options exercisable as of December 31, 2020	12,289,789	0.49	7.00	$29,151

Vested and expected to vest—December 31, 2020	22,874,690	$0.62	7.71	$51,134

Summary Of Stock-Based Compensation Expense
The Company recognized stock-based compensation expense on all awards in the following categories in the condensed consolidated statement of operations and comprehensive loss for the three and nine months ended September 30, 2021 and 2020 (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Cost of revenue	$121	$9	$174	$27
Operations and technology	408	151	897	478
General and administrative	1,121	306	2,489	835

Total stock-based compensation expense	$1,650	$466	$3,560	$1,340

The Company recognized stock-based compensation expense on all awards in the following categories in the consolidated statement of operations and comprehensive loss for the years ended December 31, 2020 and 2019 (in thousands):

	Years Ended December 31,
	2020	2019
Cost of revenue	$34	$15
Operations and technology	631	484
General and administrative	1,084	295

Total stock-based compensation expense	$1,749	$794

Summary of Restricted Stock Units
The following table summarizes information pertaining to RSUs during the nine months ended September 30, 2021 (in thousands, except for weighted-average grant-date fair value):

	Number of RSUs	Weighted-Average Grant Date Fair Value per Share
Outstanding at December 31, 2020	—	$—
Granted	3,026	3.45
Released	—	—
Cancelled/Forfeited	(119)	3.45

Outstanding at September 30, 2021	2,907	$3.45